Operating Expenses Before Credit Impairment Charges, Provisions and Charges - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2020 GBP (£) employee
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Average number of full-time equivalent staff | employee	18,123	19,704	21,998
Property, plant and equipment	£ 1,513	£ 1,548
Expense relating to short-term leases	21	23	£ 10
Right-of-use assets
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Property, plant and equipment	112	117
Depreciation for lease assets	19	19	58
Operating lease assets	112	117	100
Accumulated depreciation
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Property, plant and equipment	(1,260)	(1,922)	(2,287)
Impairment during the year	(10)	(97)
Accumulated depreciation | Right-of-use assets
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Property, plant and equipment	(155)	(137)	(118)
Impairment during the year	0	(23)
Accumulated depreciation | Branch and head office site closures
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Impairment during the year	10	88	0
Operating lease assets
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Depreciation, property, plant and equipment	73	81	92
Property, plant and equipment	£ 577	£ 595	£ 542